LONG-TERM DEBT (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
LONG-TERM DEBT
Long-Term Debt

The following table summarizes the long-term debt:

	March 31, 2016				December 31, 2015
	Par	Carrying Value	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity	Par	Carrying Value	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity
	(In thousands)			(In years)	(In thousands)			(In years)
Recourse Debt:
March Junior Subordinated Notes (1)	$95,000	$93,476	3.20%	19.6	$95,000	$93,456	2.90%	19.8
October Junior Subordinated Notes (2)	25,000	24,806	4.12%	19.6	25,000	24,803	3.82%	19.8
Senior Notes (3)	40,000	37,955	8.50%	9.6	40,000	37,902	8.50%	9.8
Total Recourse Debt	$160,000	$156,237	4.67%	17.1	$160,000	$156,161	4.44%	17.3

Non-Recourse Consolidated Entities' debt:
Consolidated CLOs and Other (4)	$1,360,725	$1,312,058	0.03%	9.0	$1,385,226	$1,308,558	0.02%	9.1
Total Non-recourse Debt	$1,360,725	$1,312,058	0.03%	9.0	$1,385,226	$1,308,558	0.02%	9.1

Explanatory Notes:
_______________________________

(1)
March Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 2.58% until maturity on October 30, 2035. Prior to April 30, 2015, these notes bore interest at an annual rate of 1%.

(2)	October Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 3.50% and mature on October 30, 2035.

(3)
The Senior Notes bear interest at 8.5% and mature on October 30, 2025. As of January 1, 2016, the Company temporarily did not meet certain registration requirements under the indenture (and associated agreements) and incurred additional interest of 25 basis points per annum for the period ended March 31, 2016. Each 90 days thereafter interest will increase by 25 basis points (capped at 1% per annum) until cured. The Company has cured these conditions and expects the additional interest to end in July 2016.

(4)
The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of March 31, 2016 and December 31, 2015, long-term debt of the Consolidated CLOs and Other includes $151.7 million and $153.1 million of credit fund debt, respectively.

Non-Recourse Consolidated Entities' Debt—The debt and equity holders only have recourse to the total assets of the respective Consolidated Entity's assets.
Consolidated Entities— As of March 31, 2016, the Company consolidated 2 CLOs and 2 credit funds (Note 2). During the three months ended March 31, 2016, the Consolidated Entities distributed $4.9 million to the holders of their subordinated notes. During the three months ended March 31, 2015, the Consolidated Entities paid down $16.1 million of their outstanding debt, made net borrowings under revolving credit facilities of $33.1 million, and distributed $0.7 million to the holders of their subordinated notes.
The carrying value of the assets of the Consolidated CLOs, which are the only assets to which the Consolidated CLO debt holders have recourse for repayment was $1.2 billion as of both March 31, 2016 and December 31, 2015, respectively.

Long-Term Debt

The following table summarizes the long-term debt of CIFC LLC and CIFC Corp. (1):

	December 31, 2015				December 31, 2014
	Par	Carrying Value (2)	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity	Par	Carrying Value (2)	Weighted Average Borrowing Rate	Weighted Average Remaining Maturity
	(In thousands)			(In years)	(In thousands)			(In years)
Recourse Debt:
March Junior Subordinated Notes (3)	$95,000	$93,456	2.90%	19.8	$95,000	$93,377	1.00%	20.8
October Junior Subordinated Notes (4)	25,000	24,803	3.82%	19.8	25,000	24,793	3.73%	20.8
Senior Notes (5)	40,000	37,902	8.50%	9.8	—	—	—%	—
Total Recourse Debt of CIFC LLC and CIFC Corp.	$160,000	$156,161	4.44%	17.3	$120,000	$118,170	1.57%	20.8

Non-Recourse Consolidated Entities' debt:
Consolidated CLOs and Other (6)	$1,385,226	$1,308,558	0.02%	9.1	$12,760,565	$11,998,034	1.77%	8.7
Warehouses (7)	—	—	—%	—	51,000	51,000	1.89%	—
Total Non-recourse Debt of CIFC LLC	$1,385,226	$1,308,558	0.02%	9.1	$12,811,565	$12,049,034	1.77%	8.7

Total Non-recourse Debt of CIFC Corp.	$—	$—	—%	0	$12,811,565	$12,049,034	1.77%	8.7

Explanatory Notes:
________________________________

(1)
As a result of the Reorganization Transaction (see Note 1 and Note 16), CIFC Corp. made a non-cash distribution in kind of certain of its subsidiary entities holding certain investment assets (e.g. investments in CLOs and Funds) to CIFC LLC. As such, as of December 31, 2015, CIFC Corp. did not consolidate any CLOs.

(2)	Pursuant to the adoption of ASU 2015-03, the carrying values of recourse debt has been presented net of debt issuance costs.

(3)
March Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 2.58% until maturity on October 30, 2035. Prior to April 30, 2015, these notes bore interest at an annual rate of 1%.

(4)	October Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 3.50% and mature on October 30, 2035.

(5)	The Senior Notes bear interest at 8.5% and mature on October 30, 2025.

(6)
Pursuant to the adoption of ASU 2014-13, Long-term debt of the Consolidated CLOs has been remeasured in accordance with the new guidance (Notes 3 and 5). The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of December 31, 2015, long-term debt of the Consolidated CLOs includes $153.1 million of credit funds.

(7)
Long-term debt of warehouses not held by the Company is recorded at fair value. The fair value excludes the preferred shares of warehouses not held by the Company. As warehouses are generally terminated before the end of their terms, they are excluded from the calculation of the weighted average remaining maturity.

Recourse Debt
Junior Subordinated Notes—The $95.0 million aggregate principal amount of unsecured junior subordinated notes (the "March Junior Subordinated Notes") are governed by a junior subordinated indenture (the "March Note Indenture"), dated March 4, 2010, between the Company and the trustee. The $25.0 million aggregate principal amount of unsecured junior subordinated notes (the "October Junior Subordinated Notes") are governed by a junior subordinated indenture (the "October Note Indenture"), dated October 20, 2010, between the Company and the trustee. The March Note Indenture and October Note Indenture contain certain restrictive covenants including a restricted payments covenant that restricts the Company's ability to pay dividends or make distributions in respect of the Company's equity securities, subject to a number of exceptions and conditions. These covenants also limit CIFC Corp.'s ability to make distributions to its related parties, including CIFC LLC.
Senior Notes—On November 2, 2015, CIFC Corp. issued $40.0 million in aggregate principal amount of its 8.5% unsecured senior notes due October 30, 2025 (the “Senior Notes”) guaranteed by CIFC LLC and certain subsidiaries. The Senior Notes indenture includes certain restrictive covenants including a restricted payments covenant that restricts the Company's ability to pay dividends or make distributions in respect of the Company's equity securities, subject to a number of exceptions and conditions.

Prior to October 30, 2020 (the "Non-call Date"), we, at our option, may redeem all or a portion of the notes at a redemption price equal to (i) the principal amount of the notes being redeemed plus (ii) accrued and unpaid interest through the date of redemption plus (iii) a make whole payment. Any time on and after October 30, 2020, 2021, 2022, 2023 and thereafter, we, at our option, may redeem, all or a portion of the notes at a redemption price equal to 104.250%, 102.834%, 101.417%, or 100.00%, respectively, of the aggregate principal amount of the notes being redeemed plus accrued and unpaid interest to the date of redemption. Further, upon a change of control event, as defined by the indenture, the issuer must offer to repurchase the notes at 101.00%.

Total debt issuance costs related to the issuance of the Senior Notes of $2.1 million was capitalized and recorded as a contra liability, resulting in a reduction of the total principal balance. Debt issuance costs are amortized over the term of the notes. During the year ended December 31, 2015, the Company recorded an aggregate interest expense of $0.5 million related to these notes.

Non-Recourse Consolidated Entities' Debt—The debt and equity holders only have recourse to the total assets of the respective Consolidated Entity's assets.
Consolidated Entities—Upon adoption of ASU 2015-02, the Company deconsolidated 30 CLOs on a modified retrospective basis (as of January 1, 2015). As of December 31, 2015, the Company consolidated 2 CLOs and 2 credit funds (Notes 2 and 3). During the year ended December 31, 2015, the Consolidated Entities issued $484.2 million of debt, paid down $152.5 million of their outstanding debt, made net borrowings under revolving credit facilities of $153.6 million, and distributed $18.3 million to the holders of their subordinated notes. During the year ended December 31, 2014, the Consolidated Entities issued $3.3 billion of debt, paid down $1.6 billion of their outstanding debt, made net borrowings under revolving credit facilities of $19.6 million, and distributed $230.0 million to the holders of their subordinated notes.
The carrying value of the assets of the Consolidated CLOs, which are the only assets to which the Consolidated CLO debt holders have recourse for repayment was $1.2 billion and $12.6 billion as of December 31, 2015 and 2014, respectively.